UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 2.9%
177,785	Northrop Grumman Corp.	$ 11,607,583
296,688	Raytheon Co.	14,947,141
69,043	United Technologies Corp.	6,059,904

		32,614,628
Auto Components — 2.1%
463,360	Lear Corp.	23,547,955

Automobiles — 1.4%
490,782	General Motors Co.(a)	15,611,776

Capital Markets — 5.6%
661,075	Bank of New York Mellon Corp. (The)	18,582,818
132,429	Goldman Sachs Group, Inc. (The)	18,636,733
593,741	Morgan Stanley	14,344,783
547,987	TD Ameritrade Holding Corp.	11,809,120

		63,373,454
Chemicals — 1.1%
173,373	Mosaic Co. (The)(b)	12,283,477

Commercial Banks — 3.6%
254,479	PNC Financial Services Group, Inc.	15,884,579
876,155	Wells Fargo & Co.	24,856,518

		40,741,097
Commercial Services & Supplies — 1.9%
550,387	Waste Management, Inc.	21,399,047

Communications Equipment — 1.2%
531,638	Motorola Mobility Holdings, Inc.(a)	13,365,379

Computers & Peripherals — 2.6%
1,089,854	Dell, Inc.(a)	17,524,852
332,507	Hewlett-Packard Co.	12,429,112

		29,953,964

Consumer Finance — 3.0%
339,948	American Express Co.	17,541,317
1,009,674	SLM Corp.(a)	17,204,845

		34,746,162
Diversified Financial Services — 4.1%
207,082	Citigroup, Inc.	8,521,424
597,738	JPMorgan Chase & Co.	25,846,191
307,484	Moody’s Corp.(b)	12,271,687

		46,639,302
Electronic Equipment & Instruments — 2.3%
3,619,433	Flextronics International Ltd.(a)	26,204,695

Food & Staples Retailing — 2.9%
487,843	CVS Caremark Corp.	18,874,646
252,956	Wal-Mart Stores, Inc.	13,968,230

		32,842,876
Food Products — 5.1%
295,172	Bunge Ltd.	21,975,555
274,049	Kraft Foods, Inc. (Class A Stock)	9,583,494
717,086	Smithfield Foods, Inc.(a)(b)	15,022,952
595,866	Tyson Foods, Inc. (Class A Stock)	11,333,371

		57,915,372
Healthcare Providers & Services — 1.5%
220,098	WellPoint, Inc.	17,205,061

Hotels, Restaurants & Leisure — 1.5%
967,167	International Game Technology	16,673,959

Independent Power Producers & Energy Traders — 1.5%
1,104,508	Calpine Corp.(a)	17,440,181

Insurance — 5.1%
337,617	Arch Capital Group Ltd.(a)	11,387,821
326,181	Axis Capital Holdings Ltd.	10,744,402
95,103	Berkshire Hathaway, Inc. (Class B Stock)(a)	7,519,794
351,366	MetLife, Inc.	15,495,241
201,820	Travelers Cos., Inc. (The)	12,528,986

		57,676,244
Internet Software & Services — 1.8%
551,958	IAC/InterActiveCorp(a)(b)	20,301,015

Machinery — 1.6%
362,876	Ingersoll-Rand PLC(b)	18,107,512

Media — 9.7%
1,290,690	Comcast Corp. (Class A Stock)	32,577,016
806,693	Liberty Global, Inc. (Series C)(a)	34,550,661
220,704	Time Warner Cable, Inc.	17,042,763
517,384	Viacom, Inc. (Class B Stock)	26,081,327

		110,251,767
Metals & Mining — 2.5%
230,959	Goldcorp, Inc.	11,564,117
307,006	Newmont Mining Corp.	17,367,330

		28,931,447
Multi-Utilities — 1.5%
336,634	National Grid PLC (United Kingdom), ADR	17,508,334

Oil, Gas & Consumable Fuels — 14.6%
229,408	Anadarko Petroleum Corp.	18,242,524
92,091	Apache Corp.	11,474,539
205,605	Hess Corp.	16,248,963
322,965	Marathon Oil Corp.	17,495,014
218,274	Murphy Oil Corp.	15,036,896
218,652	Noble Energy, Inc.	20,378,366
209,484	Occidental Petroleum Corp.	22,592,849
295,633	Southwestern Energy Co.(a)	12,939,857
287,497	Suncor Energy, Inc.	12,046,124
645,953	Williams Cos., Inc. (The)	20,276,465

		166,731,597
Pharmaceuticals — 6.3%
1,110,514	Mylan, Inc.(a)	26,147,052
770,116	Pfizer, Inc.	16,518,988
287,268	Sanofi (France), ADR(b)	11,378,686
360,708	Teva Pharmaceutical Industries Ltd. (Israel), ADR	18,360,037

		72,404,763
Road & Rail — 1.2%
176,304	CSX Corp.	13,980,907

Semiconductors & Semiconductor Equipment — 1.2%
847,513	Marvell Technology Group Ltd.(a)	13,763,611

Software — 4.2%
1,328,079	CA, Inc.	31,077,049

869,470	Symantec Corp.(a)	16,998,138

		48,075,187
Specialty Retail — 1.4%
954,482	Staples, Inc.	16,054,387

Wireless Telecommunication Services — 3.2%
1,224,967	MetroPCS Communications, Inc.(a)(b)	21,926,909
326,783	NII Holdings, Inc.(a)	14,267,346

		36,194,255

	TOTAL LONG-TERM INVESTMENTS (cost $873,622,568)	1,122,539,411

SHORT-TERM INVESTMENT 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
72,814,720	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $72,814,720; includes $60,312,620 of cash collateral received for securities on loan)(c)(d)	72,814,720

	TOTAL INVESTMENTS 105.0% (cost $946,437,288)(e)	1,195,354,131
	Liabilities in excess of other assets (5.0%)	(56,647,087)

	NET ASSETS 100.0%	$1,138,707,044

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,936,325; cash collateral of $60,312,620 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$954,493,405	$250,897,920	$(10,037,194)	$240,860,726

The difference between book basis and tax basis is primarily attributable to the differences in the treatment of losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,122,539,411	$—	$—
Affiliated Money Market Mutual Fund	72,814,720	—	—

Total	$1,195,354,131	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.